Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 16 - SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events through June 18, 2024, which was the date of the consolidated financial statements were issued, and determined that no other events that would have required adjustment or disclosure in the consolidated financial statements except for the events mentioned below.

On April 10, 2024, AGM Holdings acquires 100% equity interests of AGM Electronic Technology Limited (“AGM HK”) at a consideration of the registered capital investment amounted to HK$ 1. AGM HK engages in the sale of cryptocurrency mining machines and standardized computing equipment and aims to expand the market shares oversea.

On April 17, 2024, AGM Holdings incorporated a wholly owned subsidiary, AGM Canada Holdings Limited (“AGM Canada”) in Canada. AGM Canada engages in the sale of cryptocurrency mining machines and standardized computing equipment and aims to explore the Canada market.

On April 26, 2024, AGM HK incorporated a wholly owned subsidiary, Beijing Bixin Electronic Technology Co., Limited, in China.

On April 30, 2024, the Board of Directors of AGM Group Holdings Inc. approved and adopted an equity incentive plan (“2024 Equity Incentive Plan”). Under the 2024 Equity Incentive Plan, the Compensation Committee of the Board is authorized to deliver an aggregate of 3,750,000 Class A Ordinary Shares.